Fair Value of Financial Instruments - Fair Value, Net Derivative Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
December 31, 2020	$ 319	$ 0
Additions		422
Changes in fair value	18	(103)
Settlements	0
December 31, 2021	337	319
Written put options
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
December 31, 2020	44,827	0
Additions		11,371
Changes in fair value	(1,281)	33,456
Settlements	(43,546)
December 31, 2021	$ 0	$ 44,827